Financial Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 18, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Available For Sale Securities [Line Items]
Interest expense – net	$ 3,942	$ 16,319	$ 58,179	$ 57,482	$ 41,497
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000
Derivative Liability	$ 20,400
Fair Value Of Option Contingent Warrants	1,600		1,600
Other expense	$ 2,279		$ 1,389
Maximum [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 15
Minimum [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10
Warrant [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10
Warrant [Member] | Common Stock [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 15
Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,000,000			1,000,000
Derivative Liability			$ 20,400
Hoya Intermediate, LLC | Maximum [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 15
Hoya Intermediate, LLC | Minimum [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10
Hoya Intermediate, LLC | Warrant [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10
Hoya Intermediate, LLC | Warrant [Member] | Common Stock [Member]
Schedule Of Available For Sale Securities [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 15
Hoya Intermediate, LLC | Interest Rate Swap [Member]
Schedule Of Available For Sale Securities [Line Items]
Notional amount			$ 520,700
Interest rate swap, fixed interest rate			1.90%
Interest expense – net				$ 4,300	$ 2,100
Hoya Intermediate, LLC | Interest Rate Cap [Member]
Schedule Of Available For Sale Securities [Line Items]
Interest rate swap, fixed interest rate				0.00%
Interest expense – net			$ 800	$ 200
Derivative asset, notional amount							$ 516,800	$ 1,000
strike rate							3.50%